Commitments and Contingencies - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$ 927	$ 3,203	$ 5,807	$ 5,764
Operating cash used in finance leases	31	159
Financing cash used in finance leases	$ 576	$ 906	$ 1,429	$ 1,301